Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
OTHER ASSETS

NOTE 14 - OTHER ASSETS

Other Assets includes the following:

	As of December 31,
	2023	2022
	MCh$	MCh$
Assets available to be granted under the financial leasing agreements	20,988	32,220
Guarantee deposits (margin accounts) (1)	2,238,900	2,442,325
Gold investments	819	715
VAT credit	55,614	44,180
Prepaid expenses (2)	169,603	245,937
Valuation adjustments by macro hedge (3)	160,370	160,531
Pension plan assets	233	542
Accounts and notes receivable	199,746	184,989
Brokerage dealer and simultaneous transactions	33,260	243,345
Other cash submitted guarantess	2	2
In-progress operation	13,453	31,709
Other assets (4)	153,619	192,850
Total	3,046,607	3,579,345

(1)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.

(2)	Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass programme, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles (loyalty program managed by LATAM Airlines Group S.A.).

(3)	Net assets and liabilities fair value valuation subject to macro hedges. See Note 7.

(4)	Other assets mainly include settlement of derivatives and other financial transactions.